Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Ingredient materials	$ 540,689	$ 418,247
Package and other materials	60,904	38,959
Finished goods	91,913	69,656
Total inventories	$ 693,506	$ 526,862